T. ROWE PRICE DIVIDEND GROWTH ETF

September 30, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 97.2%
COMMUNICATION SERVICES 0.4%
Entertainment 0.1%
Walt Disney (1)	3,315	269
		269
Wireless Telecommunication Services 0.3%
T-Mobile US (1)	6,100	854
		854
Total Communication Services		1,123
CONSUMER DISCRETIONARY 6.9%
Hotels Restaurants & Leisure 3.5%
Hilton Worldwide Holdings	22,956	3,447
Las Vegas Sands	23,451	1,075
Marriott International, Class A	4,634	911
McDonald's	12,655	3,334
Yum! Brands	14,903	1,862
		10,629
Specialty Retail 2.9%
Home Depot	12,505	3,779
Ross Stores	33,175	3,747
Tractor Supply	5,823	1,182
		8,708
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Class B	14,872	1,422
		1,422
Total Consumer Discretionary		20,759
CONSUMER STAPLES 9.8%
Beverages 3.3%
Coca-Cola	62,112	3,477
Constellation Brands, Class A	6,080	1,528
Diageo, ADR (2)	8,801	1,313
PepsiCo	21,168	3,587
		9,905
Consumer Staples Distribution & Retail 2.3%
Costco Wholesale	3,494	1,974
Dollar General	8,054	852
Target	7,983	882
Walmart	21,076	3,371
		7,079

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Food Products 1.7%
Mondelez International, Class A	72,360	5,022
		5,022
Household Products 0.8%
Colgate-Palmolive	34,872	2,480
		2,480
Personal Care Products 0.5%
Kenvue	74,395	1,494
		1,494
Tobacco 1.2%
Philip Morris International	41,037	3,799
		3,799
Total Consumer Staples		29,779
ENERGY 4.8%
Energy Equipment & Services 1.1%
Schlumberger	59,227	3,453
		3,453
Oil, Gas & Consumable Fuels 3.7%
EOG Resources	23,890	3,028
EQT	46,603	1,891
Exxon Mobil	37,049	4,356
TotalEnergies, ADR	11,388	749
Williams	34,266	1,155
		11,179
Total Energy		14,632
FINANCIALS 15.2%
Banks 3.7%
Bank of America	106,008	2,902
JPMorgan Chase	38,913	5,643
Wells Fargo	63,281	2,586
		11,131
Capital Markets 2.8%
Charles Schwab	48,431	2,659
Goldman Sachs Group	4,308	1,394
Morgan Stanley	37,696	3,078
S&P Global	3,992	1,459
		8,590
Consumer Finance 0.7%
American Express	14,663	2,188
		2,188

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Financial Services 2.1%
Fidelity National Information Services	1,645	91
Visa, Class A	27,729	6,378
		6,469
Insurance 5.9%
Aon, Class A	9,297	3,014
Chubb	26,923	5,605
Hartford Financial Services Group	23,382	1,658
Marsh & McLennan	28,856	5,491
Progressive	14,765	2,057
		17,825
Total Financials		46,203
HEALTH CARE 17.5%
Biotechnology 1.2%
AbbVie	25,193	3,755
		3,755
Health Care Equipment & Supplies 3.3%
Becton Dickinson	16,766	4,335
GE HealthCare Technologies	23,146	1,575
Medtronic	12,436	974
Stryker	11,225	3,067
		9,951
Health Care Providers & Services 4.9%
Cigna	5,435	1,555
Elevance Health	5,302	2,309
McKesson	10,386	4,516
UnitedHealth Group	13,098	6,604
		14,984
Life Sciences Tools & Services 3.8%
Agilent Technologies	23,046	2,577
Danaher	16,606	4,120
Thermo Fisher Scientific	9,334	4,724
		11,421
Pharmaceuticals 4.3%
AstraZeneca, ADR	54,097	3,663
Eli Lilly	8,540	4,587
Johnson & Johnson	14,000	2,181
Zoetis	15,133	2,633
		13,064
Total Health Care		53,175

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
INDUSTRIALS & BUSINESS SERVICES 14.9%
Aerospace & Defense 1.8%
Howmet Aerospace	48,271	2,233
Northrop Grumman	7,356	3,238
		5,471
Air Freight & Logistics 0.0%
United Parcel Service, Class B	483	75
		75
Building Products 0.6%
Trane Technologies	9,217	1,870
		1,870
Commercial Services & Supplies 1.1%
Waste Connections	23,873	3,206
		3,206
Ground Transportation 2.6%
JB Hunt Transport Services	9,383	1,769
Old Dominion Freight Line	5,150	2,107
Union Pacific	19,062	3,882
		7,758
Industrial Conglomerates 4.7%
General Electric	46,752	5,168
Honeywell International	22,526	4,161
Roper Technologies	10,047	4,866
		14,195
Machinery 2.0%
Cummins	5,617	1,283
Illinois Tool Works	6,918	1,593
Otis Worldwide	19,815	1,591
Stanley Black & Decker	19,256	1,610
		6,077
Professional Services 2.1%
Automatic Data Processing	7,484	1,801
Broadridge Financial Solutions	19,339	3,463
Equifax	6,013	1,101
		6,365
Total Industrials & Business Services		45,017
INFORMATION TECHNOLOGY 18.3%
Electronic Equipment, Instruments & Components 1.7%
Amphenol, Class A	34,415	2,891

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
TE Connectivity	19,131	2,363
		5,254
IT Services 1.9%
Accenture, Class A	18,280	5,614
		5,614
Semiconductors & Semiconductor Equipment 4.4%
Applied Materials	22,334	3,092
KLA	7,331	3,363
Microchip Technology	31,340	2,446
QUALCOMM	9,581	1,064
Texas Instruments	20,101	3,196
		13,161
Software 5.9%
Microsoft	56,870	17,957
		17,957
Technology Hardware, Storage & Peripherals 4.4%
Apple	77,941	13,344
		13,344
Total Information Technology		55,330
MATERIALS 4.2%
Chemicals 3.1%
Air Products & Chemicals	5,357	1,518
Linde	10,426	3,882
Nutrien	16,207	1,001
RPM International	8,901	844
Sherwin-Williams	8,340	2,127
		9,372
Containers & Packaging 1.1%
Avery Dennison	13,199	2,411
Ball	20,205	1,006
		3,417
Total Materials		12,789
REAL ESTATE 2.4%
Industrial REITs 0.5%
Rexford Industrial Realty, REIT	30,237	1,492
		1,492
Residential REITs 1.0%
Equity Residential, REIT	52,945	3,108
		3,108

T. ROWE PRICE DIVIDEND GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Specialized REITs 0.9%
American Tower, REIT	15,382	2,530
		2,530
Total Real Estate		7,130
UTILITIES 2.8%
Electric Utilities 0.4%
NextEra Energy	21,182	1,213
		1,213
Gas Utilities 0.5%
Atmos Energy	13,571	1,438
		1,438
Multi-Utilities 1.9%
Ameren	32,145	2,406
CMS Energy	37,697	2,002
WEC Energy Group	17,977	1,448
		5,856
Total Utilities		8,507
Total Common Stocks (Cost $284,881)		294,444
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
State Street Institutional U.S. Government Money Market Fund, 5.29% (3)	7,686,365	7,686
Total Short-Term Investments (Cost $7,686)		7,686
SECURITIES LENDING COLLATERAL 0.4%
Investments in a Pooled Account through Securities Lending Program with State Street Bank 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4)	1,139,544	1,140
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank		1,140
Total Securities Lending Collateral (Cost $1,140)		1,140
Total Investments in Securities 100.1% of Net Assets (Cost $293,707)		$303,270
Other Assets Less Liabilities (0.1%)		(305)
Net Assets 100.0%		$302,965

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	All or a portion of this security is on loan at September 30, 2023.
(3)	Seven-day yield
(4)	Affiliated Companies

T. ROWE PRICE DIVIDEND GROWTH ETF

ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE DIVIDEND GROWTH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/22	Purchase Cost	Sales Cost	Value 9/30/23
T. Rowe Price Government Reserve Fund	$—	¤	¤	$1,140
	Total			$1,140^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,140.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE DIVIDEND GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Dividend Growth ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE DIVIDEND GROWTH ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF786-054Q3
09/2023